SHARE-BASED COMPENSATION (Details 3) (2007 Plan) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2012 Option USD ($)	Dec. 31, 2012 SARs USD ($)	Dec. 31, 2012 RSUs USD ($)
Quantity
Non-vested at the beginning of the period (in shares)			4,544,699
Vested (in shares)			(1,923,950)
Forfeited (in shares)			(258,126)
Cancelled (in shares)			(24,062)
Non-vested at the end of the period (in shares)			2,338,561
Weighted Average Grant Date Fair Value
Non-vested at the beginning of the period (in dollars per share)			$ 4.20
Vested (in dollars per share)			$ 3.70
Forfeited (in dollars per share)			$ 5.41
Cancelled (in dollars per share)			$ 15.14
Non-vested at the end of the period (in dollars per share)			$ 4.37
Quantity
Non-vested at the beginning of the period (in shares)				797,660
Granted (in shares)				820,000	1,922,028
Vested (in shares)				(27,816)	(84,913)
Forfeited (in shares)				(58,540)	(48,763)
Cancelled (in shares)				(657,855)
Non-vested at the end of the period (in shares)				873,449	1,788,352
Cancelled (in dollars per share)
Non-vested at the beginning of the period (in dollars per share)				$ 12.33
Granted (in dollars per share)				$ 10.26	$ 19.09
Vested (in dollars per share)				$ 12.24	$ 16.08
Forfeited (in dollars per share)				$ 12.45	$ 18.94
Cancelled (in dollars per share)				$ 12.28
Non-vested at the end of the period (in dollars per share)				$ 10.43	$ 19.23
Unamortized share-based compensation expense related to unvested share options, RSUs and SARs	$ 46.9	1,425.0
Weighted average period for recognition of unamortized share-based compensation expense	3 years 22 days	3 years 22 days
Number of restricted stock units expected to vest (in shares)					1,585,684